N-4	Aug. 02, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT N OF RELIASTAR LIFE
Entity Central Index Key	0000942323
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth – Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.090%[1]	26.19%	15.56%	11.92%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	Effective June 1, 2024, the current expenses reflect fees for the Fidelity® VIP Index Portfolio (Initial Class). Prior to June 1, 2024, the fee was 0.10%.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC****	0.75%	32.69%	11.91%	8.30%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	17.54%	7.59%	3.74%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio merged into the Voya Balanced Income Portfolio (Class I).
***	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
****	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[2]	This Fund employs a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a Fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	8.77%	12.07%	8.72%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.00%	15.10%	14.55%	10.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio merged into the Voya Solution Conservative Portfolio.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.90%	12.59%	6.17%	4.48%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.61%	9.57%	11.32%	8.05%
Seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	American Funds Insurance Series® – Growth – Income Fund (Class 2) Investment Adviser: Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.090%[1]	26.19%	15.56%	11.92%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	Effective June 1, 2024, the current expenses reflect fees for the Fidelity® VIP Index Portfolio (Initial Class). Prior to June 1, 2024, the fee was 0.10%.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC****	0.75%	32.69%	11.91%	8.30%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	17.54%	7.59%	3.74%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio merged into the Voya Balanced Income Portfolio (Class I).
***	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
****	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[2]	This Fund employs a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a Fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class I)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	8.77%	12.07%	8.72%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.00%	15.10%	14.55%	10.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Growth Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).
***	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio merged into the Voya Solution Conservative Portfolio.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.90%	12.59%	6.17%	4.48%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.61%	9.57%	11.32%	8.05%
Seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

American Funds Insurance Series® – Growth – Income Fund (Class 2) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Insurance Series® – Growth – Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Fidelity® VIP Index 500 Portfolio (Initial Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Voya Balanced Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospectus for capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC****
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	32.69%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)[2]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Voya International Index Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Portfolio Company Name [Text Block]	Voya International Index Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Voya Solution Aggressive Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Voya Solution Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Voya Solution Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I)****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	3.72%
VY® American Century Small-Mid Cap Value Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	VY® American Century Small-Mid Cap Value Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	8.72%
VY® Baron Growth Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	VY® Baron Growth Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	BAMCO, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.11%
VY® CBRE Global Real Estate Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Clarion Securities LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	6.17%
Average Annual Total Returns, 10 Years [Percent]	4.48%
VY® T. Rowe Price Equity Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	9.57%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.05%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	46.89%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	11.70%